Defiance Daily Target 2X Short SMCI ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 10.5%
Money Market Funds - 10.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	290,293	$290,293

U.S. Treasury Bills - 0.1%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	3,000	2,993

TOTAL SHORT-TERM INVESTMENTS (Cost $293,286)		293,286

TOTAL INVESTMENTS - 10.5% (Cost $293,286)		$293,286
Other Assets in Excess of Liabilities - 89.5%		2,504,933
TOTAL NET ASSETS - 100.0%		$2,798,219

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Short SMCI ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 1.9%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Super Micro Computer, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (22.01%)	Termination(a)	09/18/2026	$(507,650)	$15,911
Super Micro Computer, Inc.	Clear Street LLC	Pay	OBFR + (2.49%)	Termination(b)	01/24/2028	(1,216,656)	15,461
Super Micro Computer, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (24.99%)	Termination(b)	03/16/2033	(1,286,520)	8,525
Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (5.63%)	Termination(d)	09/24/2026	(1,292,200)	3,394
Super Micro Computer, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (10.00%)	Termination(c)	03/31/2033	(1,286,520)	8,522
							51,813

Net Unrealized Appreciation (Depreciation)							51,813

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.